Summary of Significant Accounting Policies (Details)			1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 15, 2021 USD ($)	Mar. 15, 2021 USD ($)	Mar. 19, 2021 USD ($) shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalent				$ 8,211,000	$ 29,530,000	$ 21,626,000	$ 43,692,000
Other expense						501,000
Other expense, net						(18,000)
Allowance for doubtful accounts						$ 109,000	109,000
Property and equipment percentage						11.70%
Assets in other foreign jurisdictions percentage						1.70%
Deferred offering costs						$ 1,264,000
Operating lease liabilities						11,428,000
Operating lease						9,848,000
Deferred rent						827,000
Tenant improvement allowance						1,098,000
Prepaid rent						345,000
Cash and cash equivalent				8,211,000		21,626,000	43,692,000
Recognized net losses (gains) related to foreign currency transactions				464,000	$ 367,000
Deferred offering costs				3,318,000		1,264,000
Dividend yield amount				0
Archimedes Tech Spac Partners Co [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalent						235,295
Marketable securities held in Trust Account				133,022,440		133,010,583
Federal depository insurance coverage amount				$ 250,000		$ 250,000
Percentage of public shares				76.20%	40.80%	72.80%
Percentage of founder non-redeemable shares				23.80%	59.20%	27.20%
Founder shares (in Shares) | shares			325,000
Purchase public units (in Shares) | shares			1,300,000
Gross proceeds			$ 13,000,000
Underwriting discount			260,000
Cash and cash equivalent				$ 18,129		$ 235,295
Gross proceeds			13,000,000
Transaction costs			$ 260,000
Archimedes Tech Spac Partners Co [Member] | Over-Allotment Option [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Founder shares (in Shares) | shares			325,000
Option to purchase (in Shares) | shares			1,300,000
Gross proceeds			$ 13,000,000
Archimedes Tech Spac Partners Co [Member] | IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred offering costs	$ 4,849,810	$ 4,849,810
Underwriting discount	2,400,000	2,400,000
Other offering costs	$ 2,449,810	2,449,810
Offering costs		$ 4,849,810
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers				3		5	2
Concentration risk, percentage				72.00%		86.00%	87.00%
Revenue [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers				4	3	3	2
Concentration risk, percentage				59.00%	60.00%	61.00%	43.00%
Operating Leases [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Operating lease liabilities						$ 11,428,000